Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Income
Loans	$ 13,120	$ 11,788	$ 10,777
Loans held for sale	165	144	154
Investment securities	2,616	2,232	2,078
Other interest income	272	182	125
Total interest income	16,173	14,346	13,134
Interest Expense
Deposits	1,869	1,041	622
Short-term borrowings	378	141	92
Long-term debt	1,007	784	754
Total interest expense	3,254	1,966	1,468
Net interest income	12,919	12,380	11,666
Provision for credit losses	1,379	1,390	1,324
Net interest income after provision for credit losses	11,540	10,990	10,342
Noninterest Income
Credit and debit card revenue	1,401	1,289	1,206
Corporate payment products revenue	644	575	541
Merchant processing services	1,531	1,486	1,498
ATM processing services	308	303	277
Trust and investment management fees	1,619	1,522	1,427
Deposit service charges	762	732	706
Treasury management fees	594	618	583
Commercial products revenue	895	954	971
Mortgage banking revenue	720	834	979
Investment products fees	188	173	169
Securities gains (losses), net
Realized gains (losses), net	30	57	27
Total other-than-temporary impairment			(6)
Portion of other-than-temporary impairment recognized in other comprehensive income (loss)			1
Total securities gains (losses), net	30	57	22
Other	910	774	911
Total noninterest income	9,602	9,317	9,290
Noninterest Expense
Compensation	6,162	5,746	5,212
Employee benefits	1,231	1,134	1,008
Net occupancy and equipment	1,063	1,019	988
Professional services	407	419	502
Marketing and business development	429	542	435
Technology and communications	978	903	877
Postage, printing and supplies	324	323	311
Other intangibles	161	175	179
Other	1,709	2,529	2,015
Total noninterest expense	12,464	12,790	11,527
Income before income taxes	8,678	7,517	8,105
Applicable income taxes	1,554	1,264	2,161
Net income	7,124	6,253	5,944
Net (income) loss attributable to noncontrolling interests	(28)	(35)	(56)
Net income attributable to U.S. Bancorp	7,096	6,218	5,888
Net income applicable to U.S. Bancorp common shareholders	$ 6,784	$ 5,913	$ 5,589
Earnings per common share	$ 4.15	$ 3.53	$ 3.25
Diluted earnings per common share	$ 4.14	$ 3.51	$ 3.24
Average common shares outstanding	1,634	1,677	1,718
Average diluted common shares outstanding	1,638	1,683	1,724